INCOME TAXES (Narrative) (Details)	12 Months Ended
Sep. 30, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	35.00%
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 25,769,000
Federal [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration date of operating loss carry forwards	Sep. 30, 2022
Federal [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration date of operating loss carry forwards	Sep. 30, 2036
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 9,854,000
State [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration date of operating loss carry forwards	Sep. 30, 2017
State [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration date of operating loss carry forwards	Sep. 30, 2021